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Invesco Raymond James SB-1 Equity ETF
Summary Information
Investment Objective
The Invesco Raymond James SB-1 Equity ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Raymond James SB-1 Equity Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Raymond James SB-1 Equity ETF Invesco Raymond James SB-1 Equity ETF
Management Fees	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Raymond James SB-1 Equity ETF | Invesco Raymond James SB-1 Equity ETF | USD ($)	77	240	417	930

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
 Strictly in accordance with its guidelines and mandated procedures, Raymond James Research Services, LLC (the “Index Provider”) compiles the Underlying Index, which is comprised of U.S.-listed equity securities that are rated Strong Buy 1 (“SB-1”) by an affiliate of the Index Provider (together, the affiliate and the Index Provider are referred to as “Raymond James”). SB-1 is Raymond James’ highest rating for a security and generally indicates Raymond James’ expectation that the security will achieve certain total return targets in the short-term.
The Underlying Index includes equity securities of all market capitalizations, including common stocks, sponsored American depositary receipts (“ADRs”), real estate investment trusts (“REITs”), master limited partnerships (“MLPs”) and business development companies (“BDCs”) that are rated SB-1 by Raymond James.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
As of June 30, 2023, the Underlying Index was comprised of 182 constituents with market capitalizations ranging from $99 million to $1.07 trillion.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance  and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim Raymond James SB-1 Equity ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on May 18, 2018. Accordingly, the performance information shown below for periods ending on or prior to May 18, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2023	7.32%
Best Quarter	June 30, 2020	35.83%
Worst Quarter	March 31, 2020	-40.38%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Raymond James SB-1 Equity ETF	1 Year	5 Years	10 Years	Inception Date
Invesco Raymond James SB-1 Equity ETF	(13.13%)	5.25%	9.42%	May 19, 2006
After Taxes on Distributions | Invesco Raymond James SB-1 Equity ETF	(13.29%)	5.09%	9.19%
After Taxes on Distributions and Sale of Fund Shares | Invesco Raymond James SB-1 Equity ETF	(7.67%)	4.07%	7.66%
Raymond James SB-1 Equity Index (reflects no deduction for fees, expenses or taxes)	(12.47%)	6.05%	10.20%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	(13.06%)	6.71%	10.78%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.